Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Jan. 31, 2022
Summary Of Income Taxes Information [Line Items]
Change in valuation allowance	$ 8,000	$ 30,300
Unrecognized tax benefits		4,672	$ 4,672
Unrecognized Tax Benefits that Would Impact Effective Tax Rate		0
Domestic Tax Authority [Member]
Summary Of Income Taxes Information [Line Items]
Operating loss carryforwards		230,900
State and Local Jurisdiction [Member]
Summary Of Income Taxes Information [Line Items]
Deferred Tax Assets, Tax Credit Carryforwards, Research		189,400
State and Local Jurisdiction [Member] | Rigetti Computing, Inc [Member]
Summary Of Income Taxes Information [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, State and Local		168,100
Research Tax Credit Carryforward [Member] | Domestic Tax Authority [Member]
Summary Of Income Taxes Information [Line Items]
Tax credit carryforwards		2,300
Research Tax Credit Carryforward [Member] | State and Local Jurisdiction [Member]
Summary Of Income Taxes Information [Line Items]
Tax credit carryforwards		$ 2,300